Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.22% Shares Fair Value
Argentina — 1.69%
Consumer Discretionary — 1.69%
MercadoLibre, Inc.
(a)
2 $ 3,451
Total   Argentina 3,451
Australia — 2.05%
Health Care — 0.82%
CSL Ltd. 9 1,677
Technology — 1.23%
XERO LTD
(a)
28 2,515
Total   Australia 4,192
Brazil — 2.66%
Financials — 2.66%
Banco Bradesco S.A. - ADR 957 2,354
Itau Unibanco Holding SA - ADR 514 3,079
5,433
Total   Brazil 5,433
Canada — 1.92%
Industrials — 0.97%
Canadian Pacific Kansas City Ltd. 25 1,984
Technology — 0.95%
Shopify, Inc., Class A
(a)
33 1,952
Total   Canada 3,936
China — 5.23%
Communications — 2.10%
NetEase, Inc. - ADR 18 1,603
Tencent Holdings Ltd. - ADR 58 2,699
4,302
Consumer Discretionary — 2.88%
Alibaba Group Holding Ltd. - ADR 24 1,880
Geely Automobile Holdings Ltd. 800 969
Haier Smart Home Co. Ltd., H Shares 350 1,267
JD.com, Inc. - ADR 32 948
Meituan - ADR
(a)
31 844
5,908

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.22% - continued Shares Fair Value
China — 5.23% - continued
Consumer Staples — 0.25%
China Mengniu Dairy Co. Ltd.
(a)
275 $ 505
Total   China 10,715
Denmark — 4.95%
Energy — 0.89%
Vestas Wind Systems A/S
(a)
65 1,824
Health Care — 4.06%
Coloplast A/S - ADR 51 615
Novo Nordisk A/S 57 7,689
8,304
Total   Denmark 10,128
France — 14.87%
Consumer Discretionary — 5.15%
Cia Generale de Establissements Michelin SCA 51 2,055
Hermes International SA 3 7,082
Kering SA 4 1,376
10,513
Consumer Staples — 1.44%
L'Oreal SA 6 2,943
Financials — 2.23%
BNP Paribas SA 25 1,836
Credit Agricole SA 115 1,862
Societe Generale SA 29 862
4,560
Health Care — 0.86%
Sanofi 18 1,753
Industrials — 1.29%
Aeroports de Paris 14 1,991
Vinci SA - ADR 21 653
2,644
Materials — 2.61%
Cie de Saint-Gobain 61 5,332
Technology — 1.29%
Dassault Systems SE 65 2,615
Total   France 30,360
Germany — 6.14%
Consumer Staples — 1.61%
Beiersdorf AG 21 3,289

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.22% - continued Shares Fair Value
Germany — 6.14% - continued
Financials — 0.68%
Deutsche Boerse AG 7 $ 1,389
Industrials — 3.06%
Deutsche Post AG 67 2,810
Siemens AG 18 3,442
6,252
Technology — 0.79%
SAP SE 9 1,620
Total   Germany 12,550
India — 1.81%
Financials — 1.05%
HDFC Bank Ltd. - ADR 37 2,142
Technology — 0.76%
Infosys Ltd. - ADR 93 1,558
Total   India 3,700
Indonesia — 0.62%
Financials — 0.62%
Bank Rakyat Indonesia Persero Tbk PT - ADR 94 1,258
Total   Indonesia 1,258
Israel — 0.54%
Technology — 0.54%
NICE-Systems Ltd. - ADR
(a)
6 1,101
Total   Israel 1,101
Italy — 2.02%
Energy — 1.39%
Eni SpA 181 2,846
Financials — 0.63%
Intesa Sanpaolo SpA 329 1,287
Total   Italy 4,133
Japan — 11.26%
Consumer Discretionary — 1.06%
Toyota Motor Corp. - ADR 10 2,175
Financials — 4.08%
Mitsubishi UFJ Financial Group, Inc. - ADR 298 3,171
Nomura Holdings, Inc. - ADR 314 1,909

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.22% - continued Shares Fair Value
Japan — 11.26% - continued
Financials — 4.08% - continued
Sumitomo Mitsui Financial Group, Inc. - ADR 248 $ 3,251
8,331
Health Care — 0.29%
Eisai Co Ltd - ADR 55 585
Industrials — 5.39%
Daifuku Co. Ltd. - ADR 156 1,354
FANUC Corp. - ADR 103 1,439
Keyence Corp. 12 5,394
Kubota Corp. 200 2,824
11,011
Technology — 0.44%
OBIC Co. Ltd. 7 906
Total   Japan 23,008
Korea (Republic of) — 3.09%
Communications — 0.54%
NAVER Corp. 9 1,108
Technology — 2.55%
Samsung Electronics Co. Ltd. 98 5,212
Total   Korea (Republic of) 6,320
Netherlands — 10.58%
Consumer Discretionary — 0.92%
Stellantis NV 86 1,885
Financials — 1.40%
Adyen NV
(a)
1 1,285
ING Groep NV 89 1,580
2,865
Technology — 8.26%
ASML Holding NV 10 9,447
NXP Semiconductors NV 18 4,898

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.22% - continued Shares Fair Value
Netherlands — 10.58% - continued
Technology — 8.26% - continued
Wolters Kluwer NV 16 $ 2,535
16,880
Total   Netherlands 21,630
Norway — 1.58%
Energy — 1.58%
Equinor ASA 112 3,232
Total   Norway 3,232
Spain — 3.53%
Consumer Discretionary — 1.23%
Industria de Diseno Textil SA 53 2,505
Energy — 1.76%
Repsol SA 221 3,601
Financials — 0.54%
Banco Santander SA 209 1,096
Total   Spain 7,202
Sweden — 1.26%
Consumer Discretionary — 1.26%
H&M Hennes & Mauritz AB, Class B 146 2,575
Total   Sweden 2,575
Switzerland — 1.58%
Industrials — 1.58%
ABB Ltd. 59 3,227
Total   Switzerland 3,227
Taiwan Province of China — 5.32%
Technology — 5.32%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 72 10,874
Total   Taiwan Province of China 10,874
United Kingdom — 15.52%
Consumer Discretionary — 1.39%
Next PLC 24 2,855
Consumer Staples — 1.94%
Coca-Cola European Partners PLC 37 2,727
Reckitt Benckiser Group PLC 22 1,248
3,975

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.22% - continued Shares Fair Value
United Kingdom — 15.52% - continued
Energy — 1.81%
BP PLC 594 $ 3,695
Financials — 0.75%
Barclays PLC 550 1,542
Health Care — 1.90%
AstraZeneca PLC 25 3,884
Materials — 5.64%
Anglo American PLC 91 2,915
Antofagasta PLC 200 5,616
Rio Tinto PLC 43 3,001
11,532
Technology — 2.09%
Experian PLC 93 4,275
Total   United Kingdom 31,758
Total Common Stocks  (Cost $155,057) 200,783
MONEY MARKET FUNDS — 0.35%
First American Government Obligations Fund, Class X, 5.24%
(b)
721 721
Total Money Market Funds (Cost $721) 721
Total Investments — 98.57% (Cost $155,778) 201,504
Other Assets in Excess of Liabilities — 1.43% 2,919
NET ASSETS — 100.00% $ 204,423
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2024.
ADR - American Depositary Receipt

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments
May 31, 2024 (Unaudited)
COMMON STOCKS — 99.28% Shares Fair Value
Communications — 5.76%
Alphabet, Inc., Class A
(a)
58 $ 10,005
Netflix, Inc.
(a)
9 5,775
15,780
Consumer Discretionary — 11.95%
Amazon.com, Inc.
(a)
58 10,233
Aptiv PLC
(a)
17 1,415
Ford Motor Co. 99 1,201
General Motors Co. 49 2,205
Hilton Worldwide Holdings, Inc. 9 1,805
Home Depot, Inc. (The) 25 8,372
KB Home 62 4,377
NIKE, Inc., Class B 14 1,331
Yum! Brands, Inc. 13 1,787
32,726
Consumer Staples — 3.59%
Costco Wholesale Corp. 4 3,240
General Mills, Inc. 18 1,238
Kimberly-Clark Corp. 6 800
PepsiCo, Inc. 12 2,075
Procter & Gamble Co. (The) 15 2,467
9,820
Energy — 5.66%
Baker Hughes Co. 108 3,616
EOG Resources, Inc. 36 4,484
Halliburton Co. 93 3,413
Schlumberger Ltd. 87 3,992
15,505
Financials — 12.65%
American Express Co. 26 6,240
Bank of America Corp. 100 3,999
BlackRock, Inc. 5 3,861
Citigroup, Inc. 71 4,424
Goldman Sachs Group, Inc. (The) 12 5,478
JPMorgan Chase & Co. 21 4,255
T. Rowe Price Group, Inc. 15 1,767
Visa, Inc., Class A 17 4,632
34,656
Health Care — 9.10%
Abbott Laboratories 16 1,635
Amgen, Inc. 5 1,529
Biogen, Inc.
(a)
6 1,350
Eli Lilly & Co. 5 4,101
Intuitive Surgical, Inc.
(a)
15 6,032
Johnson & Johnson 19 2,787
Medtronic PLC 16 1,302

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 99.28% - continued Shares Fair Value
Health Care — 9.10% - continued
Merck & Co., Inc. 25 $ 3,138
Pfizer, Inc. 20 573
UnitedHealth Group, Inc. 5 2,477
Viatris, Inc. 1 11
24,935
Industrials — 10.00%
Caterpillar, Inc. 11 3,724
Cummins, Inc. 10 2,817
Eaton Corp. PLC 12 3,994
Emerson Electric Co. 29 3,253
HEICO Corp. 14 3,105
Norfolk Southern Corp. 13 2,922
Otis Worldwide Corp. 27 2,678
Rockwell Automation, Inc. 12 3,091
United Parcel Service, Inc., Class B 13 1,806
27,390
Materials — 1.85%
Nucor Corp. 30 5,066
Real Estate — 0.48%
Prologis, Inc. 12 1,326
Technology — 38.24%
Adobe, Inc.
(a)
8 3,558
Advanced Micro Devices, Inc.
(a)
34 5,674
Apple, Inc. 93 17,879
Autodesk, Inc.
(a)
12 2,419
Cisco Systems, Inc. 38 1,767
Intel Corp. 41 1,265
KLA-Tencor Corp. 4 3,038
Marvell Technology, Inc. 57 3,922
Microsoft Corp. 46 19,096
MSCI, Inc. 10 4,952
NVIDIA Corp. 23 25,215
Oracle Corp. 29 3,399
QUALCOMM, Inc. 16 3,265
salesforce.com, Inc. 27 6,330
Texas Instruments, Inc. 15 2,925
104,704
Total Common Stocks  (Cost $175,729) 271,908

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
MONEY MARKET FUNDS — 0.66% Shares Fair Value
First American Government Obligations Fund, Class X, 5.24%
(b)
1,804 $ 1,804
Total Money Market Funds (Cost $1,804) 1,804
Total Investments — 99.94% (Cost $177,533) 273,712
Other Assets in Excess of Liabilities — 0.06% 178
NET ASSETS — 100.00% $ 273,890
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2024.

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments
May 31, 2024 (Unaudited)
COMMON STOCKS — 99.60% Shares Fair Value
Consumer Discretionary — 17.18%
Abercrombie & Fitch Co., Class A
(a)
49 $ 8,470
Builders FirstSource, Inc.
(a)
34 5,466
Goodyear Tire & Rubber Co. (The)
(a)
69 849
KB Home 35 2,471
M/I Homes, Inc.
(a)
36 4,497
Papa John's International, Inc. 34 1,580
Pool Corp. 5 1,818
Shake Shack, Inc., Class A
(a)
33 3,131
Six Flags Entertainment Corp.
(a)
65 1,654
Taylor Morrison Home Corp.
(a)
32 1,851
Thor Industries, Inc. 11 1,092
Upbound Group, Inc. 30 985
Urban Outfitters, Inc.
(a)
50 2,086
35,950
Consumer Staples — 3.57%
Boston Beer Co., Inc. (The), Class A
(a)
5 1,568
Freshpet, Inc.
(a)
45 5,903
7,471
Energy — 7.25%
ChampionX Corp. 132 4,306
Helmerich & Payne, Inc. 12 457
Matador Resources Co. 40 2,538
Murphy Oil Corp. 54 2,311
Oceaneering International, Inc.
(a)
99 2,344
Ovintiv, Inc. 62 3,203
15,159
Financials — 14.69%
Cadence Bank 117 3,340
Columbia Banking System, Inc. 82 1,581
Evercore Partners, Inc., Class A 18 3,653
First Merchants Corp. 90 2,975
Home BancShares, Inc. 76 1,788
Independent Bank Corp. 41 2,082
Moelis & Co., Class A 40 2,264
Old National Bancorp 110 1,880
Piper Sandler Companies 19 4,024
South State Corp. 26 2,010
Stifel Financial Corp. 28 2,266
Victory Capital Holdings, Inc. 29 1,509
Virtus Investment Partners, Inc. 6 1,372
30,744
Health Care — 15.95%
Acadia Pharmaceuticals, Inc.
(a)
42 634
Agios Pharmaceuticals, Inc.
(a)
44 1,599
Align Technology, Inc.
(a)
8 2,058

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 99.60% - continued Shares Fair Value
Health Care — 15.95% - continued
Alkermes PLC
(a)
29 $ 679
Avid Bioservices, Inc.
(a)
47 380
Azenta, Inc.
(a)
26 1,313
BioCryst Pharmaceuticals, Inc.
(a)
74 478
Blueprint Medicines Corp.
(a)
12 1,267
Charles River Laboratories International, Inc.
(a)
5 1,042
CONMED Corp. 57 4,357
Cytokinetics, Inc.
(a)
27 1,310
Exact Sciences Corp.
(a)
13 591
Haemonetics Corp.
(a)
27 2,270
Halozyme Therapeutics, Inc.
(a)
30 1,329
Ironwood Pharmaceuticals, Inc.
(a)
85 536
Ligand Pharmaceuticals, Inc., Class B
(a)
13 1,106
Medpace Holdings, Inc.
(a)
11 4,250
Myriad Genetics, Inc.
(a)
65 1,479
Neurocrine Biosciences Inc.
(a)
6 812
OmniAb, Inc. - Earnout Shares
(a)(b)
4 —
OmniAb, Inc. - Earnout Shares
(a)(b)
4 —
SAGE Therapeutics, Inc.
(a)
35 389
Vericel Corp.
(a)
21 1,002
WillScot Mobile Mini Holdings Corp.
(a)
114 4,494
33,375
Industrials — 14.89%
Cactus, Inc., Class A 84 4,312
Casella Waste Systems, Inc., Class A
(a)
30 3,018
Ceridian HCM Holding, Inc.
(a)
24 1,187
Chart Industries, Inc.
(a)
20 3,141
Columbus McKinnon Corp. 69 2,698
H&E Equipment Services, Inc. 63 2,984
HEICO Corp. 6 1,331
Lincoln Electric Holdings, Inc. 13 2,553
Mercury Systems, Inc.
(a)
32 990
Montrose Environmental Group Inc.
(a)
51 2,398
Paycom Software, Inc. 8 1,163
Paylocity Holdings Corp.
(a)
29 4,122
Vicor Corp.
(a)
36 1,260
31,157
Materials — 5.62%
Alcoa Corp. 56 2,479
Cleveland-Cliffs, Inc.
(a)
97 1,676
Steel Dynamics, Inc. 15 2,008
UFP Industries, Inc. 27 3,226
Worthington Industries, Inc. 24 1,369
Worthington Steel, Inc. 30 990
11,748

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 99.60% - continued Shares Fair Value
Real Estate — 1.11%
Macerich Co. (The) 153 $ 2,313
Technology — 19.34%
Advanced Energy Industries, Inc. 47 5,049
Alarm.com Holdings, Inc.
(a)
37 2,420
Amkor Technology, Inc. 78 2,542
Box, Inc., Class A
(a)
75 2,044
Diodes, Inc.
(a)
62 4,597
Donnelley Financial Solutions, Inc.
(a)
38 2,316
Dropbox, Inc., Class A
(a)
63 1,419
Five9, Inc.
(a)
23 1,075
Manhattan Associates, Inc.
(a)
9 1,976
Omnicell, Inc.
(a)
21 684
Power Integrations, Inc. 23 1,748
Qualys, Inc.
(a)
11 1,547
Silicon Laboratories, Inc.
(a)
18 2,271
SPS Commerce, Inc.
(a)
10 1,881
Synaptics, Inc.
(a)
22 2,062
Tenable Holdings, Inc.
(a)
35 1,477
Ultra Clean Holdings, Inc.
(a)
62 2,876
Veradigm, Inc.
(a)
263 2,499
40,483
Total Common Stocks  (Cost $155,411) 208,400
MONEY MARKET FUNDS — 0.59%
First American Government Obligations Fund, Class X, 5.24%
(c)
1,224 1,224
Total Money Market Funds (Cost $1,224) 1,224
Total Investments — 100.19% (Cost $156,635) 209,624
Liabilities in Excess of Other Assets — (0.19)% (405)
NET ASSETS — 100.00% $ 209,219
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures of the Adviser, as Valuation
Designee, under oversight of the Board's Pricing & Liquidity Committee.
(c) Rate disclosed is the seven day effective yield as of May 31, 2024.

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.99% Shares Fair Value
Australia — 0.59%
Materials — 0.59%
BHP Group Ltd. 26 $ 770
Rio Tinto Ltd. 10 858
1,628
Total   Australia 1,628
Brazil — 0.89%
Financials — 0.72%
Banco Bradesco S.A. - ADR 357 878
Itau Unibanco Holding SA - ADR 183 1,096
1,974
Materials — 0.17%
Vale SA - ADR 38 458
Total   Brazil 2,432
Canada — 2.44%
Industrials — 0.75%
Canadian Pacific Kansas City Ltd. 26 2,063
Materials — 1.69%
Hudbay Minerals, Inc. 232 2,264
Lundin Mining Corp. 208 2,392
4,656
Total   Canada 6,719
China — 0.68%
Communications — 0.41%
Tencent Holdings Ltd. - ADR 24 1,117
Consumer Discretionary — 0.17%
Alibaba Group Holding Ltd. - ADR 6 470
Health Care — 0.10%
Sino Biopharmaceutical Ltd. - ADR 41 285
Total   China 1,872
France — 2.84%
Consumer Discretionary — 0.90%
Kering SA - ADR 72 2,485
Energy — 0.69%
TotalEnergies SE 26 1,890
Financials — 0.61%
BNP Paribas SA 23 1,689
Technology — 0.64%
Dassault Systems SE 44 1,769
Total   France 7,833

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.99% - continued Shares Fair Value
Germany — 3.63%
Consumer Discretionary — 2.01%
adidas AG 12 $ 3,013
Mercedes-Benz Group AG 28 2,017
Sixt SE
(a)
6 491
5,521
Industrials — 1.62%
MTU Aero Engines AG 8 1,983
Siemens AG 13 2,486
4,469
Total   Germany 9,990
India — 0.40%
Technology — 0.40%
Infosys Ltd. - ADR 65 1,089
Total   India 1,089
Italy — 1.54%
Energy — 0.58%
Eni SpA 101 1,588
Financials — 0.96%
Intesa Sanpaolo SpA 672 2,629
Total   Italy 4,217
Japan — 2.17%
Industrials — 2.17%
Daifuku Co. Ltd. - ADR 85 738
FANUC Corp. - ADR 99 1,383
SMC Corp. - ADR 98 2,469
Yaskawa Electric Corp. - ADR 18 1,373
5,963
Total   Japan 5,963
Korea (Republic of) — 1.46%
Technology — 1.46%
Samsung Electronics Co. Ltd. - GDR 3 4,017
Total   Korea (Republic of) 4,017
Netherlands — 2.66%
Financials — 0.60%
ING Groep NV 93 1,651
Technology — 2.06%
ASML Holding NV 6 5,668
Total   Netherlands 7,319
Spain — 1.89%
Financials — 1.89%
Banco Bilbao Vizcaya Argentaria SA 250 2,696

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.99% - continued Shares Fair Value
Spain — 1.89% - continued
Financials — 1.89% - continued
Banco Santander SA 479 $ 2,512
5,208
Total   Spain 5,208
Switzerland — 0.49%
Health Care — 0.49%
Novartis AG 13 1,342
Total   Switzerland 1,342
Taiwan Province of China — 3.18%
Technology — 3.18%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 58 8,760
Total   Taiwan Province of China 8,760
United Kingdom — 2.38%
Consumer Staples — 0.07%
Haleon PLC 44 182
Energy — 1.57%
BP PLC 248 1,543
Shell PLC 77 2,774
4,317
Health Care — 0.74%
AstraZeneca PLC 8 1,243
GSK PLC 35 788
2,031
Total   United Kingdom 6,530
United States — 71.75%
Communications — 6.34%
Alphabet, Inc., Class A
(a)
53 9,143
Meta Platforms, Inc., Class A 11 5,135
Netflix, Inc.
(a)
4 2,566
Walt Disney Co. (The) 6 623
17,467
Consumer Discretionary — 8.14%
Amazon.com, Inc.
(a)
40 7,058
Autoliv, Inc. 19 2,423
General Motors Co. 47 2,115
Home Depot, Inc. (The) 8 2,679
Starbucks Corp. 13 1,043
Toll Brothers, Inc. 38 4,622
Wynn Resorts Ltd. 26 2,467
22,407
Consumer Staples — 5.22%
Costco Wholesale Corp. 6 4,858
PepsiCo, Inc. 13 2,248

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.99% - continued Shares Fair Value
United States — 71.75% - continued
Consumer Staples — 5.22% - continued
Procter & Gamble Co. (The) 19 $ 3,127
Walmart, Inc. 63 4,143
14,376
Energy — 4.15%
Chevron Corp. 30 4,869
Exxon Mobil Corp. 45 5,277
Marathon Oil Corp. 45 1,303
11,449
Financials — 10.39%
American Express Co. 13 3,120
Bank of America Corp. 67 2,679
BlackRock, Inc. 4 3,088
Citigroup, Inc. 42 2,617
Goldman Sachs Group, Inc. (The) 5 2,283
Invesco Ltd. 52 817
Jefferies Financial Group, Inc. 25 1,163
JPMorgan Chase & Co. 14 2,838
MasterCard, Inc., Class A 5 2,235
Morgan Stanley 29 2,837
Paycom Software, Inc. 7 1,017
T. Rowe Price Group, Inc. 10 1,178
Visa, Inc., Class A 10 2,725
28,597
Health Care — 9.08%
Abbott Laboratories 9 920
Danaher Corp. 5 1,284
Eli Lilly & Co. 8 6,563
Exact Sciences Corp.
(a)
14 636
Intuitive Surgical, Inc.
(a)
9 3,619
Johnson & Johnson 13 1,907
Merck & Co., Inc. 21 2,636
PTC Therapeutics, Inc.
(a)
15 545
Sarepta Therapeutics, Inc.
(a)
5 649
Stryker Corp. 6 2,047
Thermo Fisher Scientific, Inc. 3 1,704
UnitedHealth Group, Inc. 5 2,477
24,987
Industrials — 7.68%
A.O. Smith Corp. 23 1,924
AeroVironment, Inc.
(a)
17 3,437
Boeing Co. (The)
(a)
10 1,776
Carrier Global Corp. 6 379
Cummins, Inc. 10 2,817
Deere & Co. 6 2,249
IDEX Corp. 7 1,460

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.99% - continued Shares Fair Value
United States — 71.75% - continued
Industrials — 7.68% - continued
Lennox International, Inc. 7 $ 3,518
Otis Worldwide Corp. 3 298
Rockwell Automation, Inc. 6 1,545
RTX Corp. 16 1,725
21,128
Materials — 0.85%
Cleveland-Cliffs, Inc.
(a)
69 1,192
Materion Corp. 10 1,144
2,336
Technology — 19.90%
Adobe, Inc.
(a)
5 2,224
Advanced Micro Devices, Inc.
(a)
24 4,006
Apple, Inc. 55 10,574
Autodesk, Inc.
(a)
7 1,411
Intuit, Inc. 2 1,153
Microsoft Corp. 27 11,209
NVIDIA Corp. 16 17,542
Oracle Corp. 22 2,578
Salesforce.com, Inc. 9 2,110
ServiceNow, Inc.
(a)
3 1,971
54,778
Total   United States 197,525
Total Common Stocks — (Cost $174,886) 272,444
MONEY MARKET FUNDS - 0.89%
First American Government Obligations Fund, Class X, 5.24%
(b)
2,445 2,445
Total Money Market Funds –- (Cost $2,445) 2,445
Total Investments –- 99.88% (Cost $177,331) 274,889
Other Assets in Excess of Liabilities — 0.12% 337
NET ASSETS — 100.00% $ 275,226
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2024.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.35% Shares Fair Value
Brazil — 1.05%
Financials — 1.05%
Banco Bradesco S.A. - ADR 521 $ 1,282
Itau Unibanco Holding SA - ADR 277 1,659
2,941
Total   Brazil 2,941
Canada — 0.96%
Materials — 0.96%
Hudbay Minerals Inc. 158 1,542
Lundin Mining Corp. 100 1,150
2,692
Total   Canada 2,692
China — 0.59%
Communications — 0.32%
Tencent Holdings Ltd. - ADR 19 884
Consumer Discretionary — 0.17%
Alibaba Group Holding Ltd. - ADR 6 470
Health Care — 0.10%
Sino Biopharmaceutical Ltd. - ADR 42 292
Total   China 1,646
Denmark — 0.98%
Industrials — 0.98%
Vestas Wind Systems A/S
(a)
98 2,749
Total   Denmark 2,749
France — 3.35%
Consumer Discretionary — 0.89%
Kering SA - ADR 72 2,485
Energy — 0.78%
TotalEnergies SE 30 2,181
Financials — 0.97%
BNP Paribas SA 37 2,717
Technology — 0.71%
Dassault Systems SE 49 1,971
Total   France 9,354
Germany — 3.39%
Consumer Discretionary — 2.36%
adidas AG 13 3,265
Mercedes-Benz Group AG 39 2,810
Sixt SE
(a)
6 491
6,566

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.35% - continued Shares Fair Value
Germany — 3.39% - continued
Industrials — 1.03%
Siemens AG 15 $ 2,868
Total   Germany 9,434
India — 0.28%
Technology — 0.28%
Infosys Ltd. - ADR 47 787
Total   India 787
Italy — 2.10%
Energy — 1.08%
Eni SpA 192 3,019
Financials — 1.02%
Intesa Sanpaolo SpA 730 2,856
Total   Italy 5,875
Japan — 1.40%
Industrials — 1.40%
Daifuku Co. Ltd. - ADR 64 556
FANUC Corp. - ADR 92 1,285
Yaskawa Electric Corp. - ADR 27 2,059
3,900
Total   Japan 3,900
Korea (Republic of) — 0.96%
Technology — 0.96%
Samsung Electronics Co. Ltd. - GDR 2 2,678
Total   Korea (Republic of) 2,678
Netherlands — 2.03%
Technology — 2.03%
ASML Holding NV 6 5,668
Total   Netherlands 5,668
Norway — 1.40%
Energy — 1.40%
Equinor ASA 136 3,925
Total   Norway 3,925
Spain — 1.89%
Financials — 1.89%
Banco Bilbao Vizcaya Argentaria SA 266 2,868
Banco Santander SA 457 2,397
5,265
Total   Spain 5,265

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.35% - continued Shares Fair Value
Switzerland — 0.90%
Industrials — 0.90%
ABB Ltd. 46 $ 2,519
Total   Switzerland 2,519
Taiwan Province of China — 3.24%
Technology — 3.24%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 60 9,062
Total   Taiwan Province of China 9,062
United Kingdom — 5.51%
Consumer Staples — 0.51%
Unilever PLC 26 1,415
Energy — 2.75%
BP PLC 675 4,199
Shell PLC 97 3,475
7,674
Health Care — 0.56%
AstraZeneca PLC 10 1,554
Materials — 1.69%
Anglo American PLC 55 1,762
Antofagasta PLC 105 2,948
4,710
Total   United Kingdom 15,353
United States — 68.32%
Communications — 4.16%
Alphabet, Inc., Class A
(a)
49 8,454
Netflix, Inc.
(a)
4 2,566
Walt Disney Co. (The) 6 623
11,643
Consumer Discretionary — 7.14%
Amazon.com, Inc.
(a)
39 6,881
Autoliv, Inc. 21 2,679
General Motors Co. 58 2,609
Home Depot, Inc. (The) 8 2,679
NIKE, Inc., Class B 8 760
Toll Brothers, Inc. 36 4,379
19,987
Consumer Staples — 4.67%
Costco Wholesale Corp. 5 4,050
PepsiCo, Inc. 16 2,766
Procter & Gamble Co. (The) 20 3,291
Walmart, Inc. 45 2,959
13,066

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.35% - continued Shares Fair Value
United States — 68.32% - continued
Energy — 0.97%
Schlumberger Ltd. 59 $ 2,708
Financials — 11.95%
American Express Co. 14 3,360
Bank of America Corp. 68 2,719
BlackRock, Inc. 4 3,088
Citigroup, Inc. 61 3,801
Goldman Sachs Group, Inc. (The) 5 2,283
Invesco Ltd. 124 1,948
Jefferies Financial Group, Inc. 20 930
JPMorgan Chase & Co. 14 2,837
MasterCard, Inc., Class A 7 3,129
Morgan Stanley 26 2,544
Paycom Software, Inc. 7 1,017
T. Rowe Price Group, Inc. 14 1,650
Visa, Inc., Class A 15 4,087
33,393
Health Care — 11.51%
Abbott Laboratories 9 920
Danaher Corp. 5 1,284
Eli Lilly & Co. 12 9,843
Exact Sciences Corp.
(a)
17 773
Intuitive Surgical, Inc.
(a)
9 3,618
Johnson & Johnson 16 2,347
Merck & Co., Inc. 25 3,139
PTC Therapeutics, Inc.
(a)
14 509
Sarepta Therapeutics, Inc.
(a)
5 649
Stryker Corp. 6 2,047
Thermo Fisher Scientific, Inc. 4 2,272
UnitedHealth Group, Inc. 5 2,477
Vertex Pharmaceuticals, Inc.
(a)
5 2,277
32,155
Industrials — 8.44%
A.O. Smith Corp. 29 2,426
Cummins, Inc. 11 3,099
Deere & Co. 7 2,623
HEICO Corp. 15 3,327
Lennox International, Inc. 9 4,522
Rockwell Automation, Inc. 10 2,575
Union Pacific Corp. 7 1,630
Xylem, Inc. 24 3,385
23,587
Technology — 19.48%
Adobe, Inc.
(a)
5 2,224
Advanced Micro Devices, Inc.
(a)
23 3,839

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
COMMON STOCKS — 98.35% - continued Shares Fair Value
United States — 68.32% - continued
Technology — 19.48% - continued
Apple, Inc. 53 $ 10,189
Autodesk, Inc.
(a)
8 1,613
Intuit, Inc. 2 1,153
Microsoft Corp. 28 11,623
NVIDIA Corp. 16 17,541
Oracle Corp. 21 2,460
Salesforce.com, Inc. 8 1,876
ServiceNow, Inc.
(a)
3 1,971
54,489
Total   United States 191,028
Total Common Stocks (Cost $176,392) 274,876
PREFERRED STOCKS — 0.67%
Australia — 0.67%
Materials — 0.67%
Fortescue Metals Group Ltd. 113 1,860
Total Australia 1,860
Total Preferred Stocks (Cost $1,554) 1,860
MONEY MARKET FUNDS - 0.87%
First American Government Obligations Fund, Class X, 5.24%
(b)
2,423 2,423
Total Money Market Funds (Cost $2,423) 2,423
Total Investments — 99.89% (Cost $180,369) 279,159
Other Assets in Excess of Liabilities — 0.11% 300
NET ASSETS — 100.00% $ 279,459
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2024.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments
May 31, 2024 (Unaudited)
CORPORATE BONDS — 38.89%
Principal
Amount Fair Value
Communications — 3.27%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 94,576
Consumer Staples — 3.61%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 104,439
Financials — 9.48%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 92,594
Charles Schwab Corp. (The), 2.90%, 3/3/2032 100,000 84,906
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 97,236
274,736
Health Care — 2.31%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 66,822
Industrials — 2.69%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 77,856
Real Estate — 8.04%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031 150,000 127,550
Simon Property Group LP, 6.25%, 1/15/2034 100,000 105,157
232,707
Technology — 9.49%
Fiserv Inc, 5.38%, 8/21/2028 100,000 100,105
International Business Machines Corp., 4.25%, 5/15/2049 100,000 80,583
Oracle Corp., 3.25%, 11/15/2027 100,000 93,890
274,578
Total Corporate Bonds (Cost $1,255,154) 1,125,714
U.S. GOVERNMENT & AGENCIES — 29.85%
United States Treasury Note, 2.63% , 2/15/2029 426,100 391,488
United States Treasury Note, 4.50% , 2/15/2036 469,000 472,499
Total U.S. Government & Agencies (Cost $1,005,865) 863,987
EXCHANGE-TRADED FUNDS — 29.72% Shares
iShares MBS ETF 9,450 860,044
Total Exchange-Traded Funds (Cost $944,681) 860,044
MONEY MARKET FUNDS - 0.71%
First American Government Obligations Fund, Class X, 5.24%
(a)
20,419 20,419
Total Money Market Funds (Cost $20,419) 20,419
Total Investments — 99.17% (Cost $3,226,119) 2,870,164
Other Assets in Excess of Liabilities — 0.83% 24,052
NET ASSETS — 100.00% $ 2,894,216
(a) Rate disclosed is the seven day effective yield as of May 31, 2024.

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments
May 31, 2024 (Unaudited)
CORPORATE BONDS — 38.40%
Principal
Amount Fair Value
Communications — 3.30%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 94,576
Consumer Discretionary — 3.40%
Whirlpool Corp, 5.50%, 3/1/2033 100,000 97,563
Consumer Staples — 3.64%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 104,439
Financials — 9.57%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 92,594
Charles Schwab Corp. (The), 2.90%, 3/3/2032 100,000 84,906
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 97,236
274,736
Health Care — 2.33%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 66,822
Industrials — 2.71%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 77,855
Real Estate — 7.37%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031 125,000 106,292
Simon Property Group LP, 6.25%, 1/15/2034 100,000 105,157
211,449
Technology — 6.08%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 80,583
Oracle Corp., 3.25%, 11/15/2027 100,000 93,890
174,473
Total Corporate Bonds (Cost $1,235,661) 1,101,913
U.S. GOVERNMENT & AGENCIES — 29.32%
United States Treasury Note, 1.50% , 9/30/2024 42,900 42,367
United States Treasury Note, 2.63% , 2/15/2029 381,700 350,694
United States Treasury Note, 4.50% , 2/15/2036 445,000 448,320
Total U.S. Government & Agencies (Cost $980,674) 841,381
EXCHANGE-TRADED FUNDS — 30.74% Shares
iShares MBS ETF 9,692 882,069
Total Exchange-Traded Funds (Cost $965,837) 882,069
MONEY MARKET FUNDS - 0.73%
First American Government Obligations Fund, Class X, 5.24%
(a)
20,940 20,940
Total Money Market Funds (Cost $20,940) 20,940
Total Investments — 99.19% (Cost $3,203,112) 2,846,303
Other Assets in Excess of Liabilities — 0.81% 23,119

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2024 (Unaudited)
NET ASSETS — 100.00% $ 2,869,422
(a) Rate disclosed is the seven day effective yield as of May 31, 2024.

Tactical Multi-Purpose Fund
Schedule of Investments
May 31, 2024 (Unaudited)
MONEY MARKET FUNDS - 95.36% Shares Fair Value
First American Government Obligations Fund, Class X, 5.24%
(a)
24,890 $ 24,890
Total Money Market Funds (Cost $24,890) 24,890
Total Investments — 95.36% (Cost $24,890) 24,890
Other Assets in Excess of Liabilities — 4.64% 1,210
NET ASSETS — 100.00% $ 26,100
(a) Rate disclosed is the seven day effective yield as of May 31, 2024.